Servicer’s Certificate Santander Drive 2007-2
Distribution Date Period No Collection Period:		9/17/2007 1 8/1/2007—8/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	4,317,849.21
Partial and Full Prepayments Received	1,005,896.50
Interest Payments Received	11,765,759.83
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	11,122.14
Proceeds on Defaulted Receivables Prior to Charge Off	24,871.62
Recoveries on Previously Charged Off Receivables	0.00
Less Netted Expenses	0.00
Net Swap Receipts	148,598.33
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	0.00
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		17,274,097.63

II. Principal
Beginning Original Pool Contracts	685,714,287.66
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		685,714,287.66
Principal Portion of Scheduled Payments	4,317,849.21
Principal Portion of Prepayments (partial and full)	1,005,896.50
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	24,112.36
Aggregate Amount of Cram Down Loss	17,564.48
Principal Distributable Amount	5,365,422.55
Ending Principal Balance		680,348,865.11

III. Distribution
1. Indenture Trustee Fee	5,142.86
2. Trust Collateral Agent	0.00
3. Backup Servicer Fee	0.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	1,714,285.72
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	199,181.40
b. Class A2 Interest	261,333.33
c. Class A3 Interest	808,725.00
d. Class A4 Interest	0.00
7. Note Insurer Fee	43,980.00
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	4,694,744.73
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	9,546,412.92
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		17,274,097.63

Servicer’s Certificate Santander Drive 2007-2
Distribution Date Period No Collection Period:		9/17/2007 1 8/1/2007—8/31/2007

IV. Balance
Original Pool Total	685,714,287.66	Class A1 Pool Factor	0.95442
Beginning Pool Total	685,714,287.66	Class A2 Pool Factor	1.00000
Ending Pool Total	680,348,865.11	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	0.00000
Original Note Total	600,000,000.00
Beginning Note Total	600,000,000.00
Ending Note Total	595,305,255.27

Class A1 Original Balance	103,000,000.00	Class A2 Original Balance	128,000,000.00
Class A1 Beginning Balance	103,000,000.00	Class A2 Beginning Balance	128,000,000.00
Class A1 Ending Balance	98,305,255.27	Class A2 Ending Balance	128,000,000.00

Class A3 Original Balance	369,000,000.00	Class A4 Original Balance	0.00
Class A3 Beginning Balance	369,000,000.00	Class A4 Beginning Balance	0.00
Class A3 Ending Balance	369,000,000.00	Class A4 Ending Balance	0.00

Note Insurer Reimbursement	0.00

V. Pool Information	Beginning of Period	End of Period

Pool Balance	0.00	680,348,865.11
Wtd Avg Coupon	0.00%	20.41%
Wtd Avg Original Term	0.00	64.90
Wtd Avg Remaining Term	0.00	61.55
# Contracts	0	40,437
Account to Collector Ratio*	0	654

*	Includes outsourced FTE

VI. Delinquency Information
	Contract Count	Principal Balance	Pool Balance %

31—60 Days Delinquent	511	8,969,859.32	1.32%
61—90 Days Delinquent	3	50,549.43	0.01%
91—120 Days Delinquent	0	0.00	0.00%
Defaulted Receivables	3	50,549.43	0.01%

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	0	0.00
Vehicles Repossessed in Current Period	2	22,194.03
Repossessed Vehicles Sold in Current Period	0	0.00
Repossessed Vehicles Reinstated in Current Period	0	0.00
Repossessed Vehicle Adjustment in Current Period	0	0.00
Repossessed Inventory — End of Collection Period	2	22,194.03

Servicer’s Certificate Santander Drive 2007-2
Distribution Date Period No Collection Period:		9/17/2007 1 8/1/2007—8/31/2007

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	17,564.48
Recoveries on Previously Charged-Off Receivables	0.00
Expenses	0.00
Net Losses in Current Period	17,564.48
Cum. Net Losses to Date	0.00
Cum. Net Loss to (% of Pool)	0.00
Extension Count	14.00
Extension Balance	249,192.22
Modified Cumulative Net Loss	167,435.31
Modified Cumulative Net Loss to (% of Pool)	0.02

IX. Reserve Fund
Beginning of Reserve Balance	0.00
Letter of Credit	60,000,000.00
Reinvestment Income	0.00
Deposits	9,546,412.92
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	69,546,412.92	10.22%
Reserve Fund Requirement	88,445,352.46	13.00%
Cash Reserve	9,546,412.92	1.40%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate Santander Drive 2007-2
Distribution Date Period No Collection Period:		9/17/2007 1 8/1/2007—8/31/2007

XI. Triggers

1. Insolvency				No
2. Unremedied Breach				No
3. Insurance Policy Payment				No
4. Cessation of Valid Perfected Security Interest				No	Average	Current Month	Previous Month	Previous Month
5. Both				No
(i) Average Delinquency Ratio (last 3 months)	Limit:		6.42		0.00	0.01	0.00	0.00
(ii) Modified Cumulative Net Loss	Limit:		4.29			0.02
6. Cumulative Net Loss Ratio	Limit:		4.29	No		0.00
7. Extension Ratio	Limit:		4.00	No	0.00	0.03	0.00	0.00
8. Master Servicer’s Tangible Net Worth	Limit:		N/A	No	N/A
9. Master Servicer’s Net Loss				No
10. Unsatisfied Judgment				No
11. Assignment of Rights of Sponsor or Master Servicer				No
12. IRS or ERISA Lien				No
13. Warehouse Facility Compliance				No
14. Reserved				No
15. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer				No
16. Servicer Payment Default				No

XII. Reserve Event
					Average	Current Month	Previous Month	Previous Month

1. Delinquency	Limit:	6.42		No	0.00	0.01	0.00	0.00
2. Cumulative Net Loss	Limit:	3.19		No		0.00

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
Date:	September 11, 2007

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